INVESTMENTS, DEBT AND DERIVATIVES	12 Months Ended
Dec. 31, 2025
Investments, Debt and Derivatives [Abstract]
INVESTMENTS, DEBT AND DERIVATIVES

14     INVESTMENTS, DEBT AND DERIVATIVES

INVESTMENTS AND DERIVATIVES

The Group holds the following investments and derivatives assets as of December 31:

	2025	2024
At fair value
Other financial assets – VEON Ltd. shares	—	8
	—	8
At amortized cost
Indemnity receivable from VEON Amsterdam B.V.	40	—
Loan receivable from VEON Amsterdam B.V.	—	363
Other receivables from VEON Amsterdam B.V.	9	—
Security deposits and cash collateral	119	64
Bank deposits	2	—
Other investments	—	30
	170	457
Total investments and derivatives	170	465
Non-current	2	—
Current	168	465

At fair value

Other financial assets

VEON Ltd. shares as of December 31, 2024 of US$8, represented 5,024,175 ordinary shares of VEON Ltd. (the ultimate Parent of Kyivstar Group) measured at fair value through other comprehensive income.

During the year ended December 31, 2025, Kyivstar Holdings B.V. further purchased 12,346,225 ordinary shares of VEON Ltd. for US$22. The financial asset was measured at fair value, impacting other comprehensive income by US$2. All VEON Ltd. ordinary shares held by Kyivstar Holdings were transferred to VEON Amsterdam B.V. in March 2025 at fair value (US$32) resulting in a receivable from VEON Amsterdam B.V. Subsequently, these receivables from VEON Amsterdam B.V. were utilized in the repayment of bonds.

At amortized cost

The indemnity receivable from VEON Amsterdam B.V. of US$40 represents amounts due under an indemnity agreement whereby VEON Amsterdam B.V. has agreed to reimburse the Group for potential future payments of principal and interest on the Bonds described below.

Investment and derivatives

Security deposits and cash collateral consisted of funds held in the account of clearing companies acting as an intermediary between Kyivstar and roaming and interconnect partners, amounting to US$119 (2024: US$64).

Other investments at amortized cost as of December 31, 2024 predominantly included sovereign Ukrainian bonds held by Kyivstar, US$30 denominated in US$ (2025: US$—). The average yield to maturity of the sovereign Ukrainian bonds was 1.59% in 2025 (2024: 2.79%).

DEBT AND DERIVATIVES

The Group holds the following outstanding debt and derivatives liabilities as of December 31:

	2025	2024
At fair value
Warrants	27	—
Total at fair value	27	—

At discounted redemption amount
Put option liabilities	2	9
Total at discounted redemption amount	2	9

At amortized cost
Bonds	38	585
Interest accrued on Bonds	2	6
Lease liabilities	374	294
Loan Note Payable – VEON Amsterdam B.V.	57	—
Other financial liabilities	16	—
Total at amortized cost	487	885

Total debt and derivatives	516	894
Non-current	287	225
Current	229	669

At fair value

Financial instruments measured at fair value are classified into one of the three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly;

Level 3 — Inputs that are not based on observable market data.

On a quarterly basis, the Group reviews if there are any indicators for a possible transfer between fair value hierarchy levels. This depends on how the Group is able to obtain the underlying inputs when assessing the fair valuations. During the year ended December 31, 2025, there were no transfers between Level 1, Level 2 and Level 3 fair value measurements.

The SPAC Merger (refer to Note 9) included the issuance of 7,666,629 Warrants. Each Warrant entitles the holder to purchase one Common Share at an exercise price of US$11.50 per share. The Warrants are exercisable from September 14, 2025 and will expire on August 14, 2030. During the year ended December 31, 2025 101 Warrant were exercised leaving 7,666,528 Warrants outstanding December 31, 2025.

The Warrants are accounted for as liabilities and are measured at fair value as of each reporting period. As the Warrants are traded on an active market under the trading symbol “KYIVW,” the fair value of the warrants is a level 1 fair value measurement. Changes in the fair value of the Warrants are recorded in the statements of income for each period within other non-operating (loss)/gain, net.

At discounted redemption amount

Put option liabilities represent obligations to purchase non-controlling interests in Helsi US$1 (2024: $9) and Uklon US$1 (2024: US$—), each measured at the discounted redemption amount.

At amortized costs

During year ended December 31, 2025, Kyivstar Holdings partially repaid of its 4.0% April 2025 U.S. Dollar denominated New Notes (US$472) and 6.3% June 2025 Russian Ruble denominated New Notes (US$100 (RUB7,840)), on April 9, 2025 and June 18, 2025, respectively, prior to its acquisition by Kyivstar Group Ltd.

As of December 31, 2025, Bonds represent the principal and interest amounts outstanding for April 2025 Old Notes US$24 and June 2025 Old Notes (US$16 (RUB1,254) which were not exchanged for New Notes prior to their respective maturity dates. Upon tender from Old noteholders, it is the Company’s intention to exchange the Old Notes, including accrued interest, of eligible noteholders against a cash settlement. Eligibility is based on successful completion of a sanctions check procedure. An indemnity agreement between Kyivstar Holdings and VEON Amsterdam B.V. is in place which is to see Kyivstar Holdings made whole for any external payments to eligible Old noteholders.

The lease liabilities are primarily (approximately 70%) related to the sale of the passive infrastructure of sites an entity under common control and lease back places on those sites.

Other financial liabilities primarily include contingent consideration payable for Uklon Group acquisition of US$4 (refer to Note 9) and long term financial liability for license for the Digital Business Support System of US$9.

On August 13, 2025, in connection with the consummation of the Business Combination Agreement, Kyivstar Group Ltd. issued a loan note payable (the “Loan Note Payable”) to VEON Amsterdam B.V. in the aggregate principal amount of US$178. The Loan Note Payable bears interest at a rate of 10% per annum, payable at maturity on August 12,

2026, and may be prepaid in whole or in part at any time without premium or penalty. Amounts repaid will be applied first to accrued interest and then to outstanding principal. On September 17, 2025, repayment of US$124 was made, consisting of US$122 of principal and US$2 of interest. The remaining balance, including accrued interest, as of December 31, 2025 is US$57.

As of December 31, 2024, bonds represent the principal amounts outstanding for two interest-bearing 2025 Notes. One bond is denominated in U.S. Dollars and matures on April 9, 2025, with a principal outstanding amount of US$496 and an interest rate of 4.0%. The other bond is denominated in Russian Ruble (“RUB”), with an outstanding amount of $89 (RUB9,040), maturing on June 18, 2025. The bond denominated in RUB carries an interest rate of 6.3%. Refer to Note 14 and Note 16 for details on bond repayments.

SIGNIFICANT CHANGES IN DEBT AND DERIVATIVES

Reconciliation of cash flows from financing activities

	Bonds and interest accrued on bonds	Loan note VEON Amsterdam	Lease liabilities	Warrants	Put option liabilities	Other financial liabilities	Total
Balance as of January 1, 2025	591	—	294	—	9	—	894

Cash flows
Proceeds from borrowings, net of fees paid	7	—	—	—	—	—	7
Repayment of debt	(583)	(123)	(37)	—	—	—	(743)
Interest paid	(19)	—	(58)	—	—	—	(77)

Non-cash movements
Loan Note receipt	—	178	—	—	—	—	178
Interest and fee accruals	18	2	59	—	—	—	79
Lease additions, disposals, impairment and modifications	—	—	118	—	—	—	118
Foreign currency translation	26	—	(2)	—	—	—	24
Warrants issued	—	—	—	27	—	—	27
Put option exercised	—	—	—	—	(7)	—	(7)
Other financial liabilities	—	—	—	—	—	16	16
Balance as of December 31, 2025	40	57	374	27	2	16	516
	Bonds and interest accrued on bonds	Loan from parent	Lease liabilities	Put option liability	Total
Balance as of January 1, 2024	602	4	281	11	898

Cash flows
Repayment of debt	—	—	(29)	—	(29)
Interest paid	(25)	—	(53)	—	(78)

Non-cash movements
Interest and fee accruals	26	—	54	—	80
Lease additions, disposals, impairment and modifications	—	—	76	—	76
Foreign currency translation	(12)	—	(30)	—	(42)
Other non-cash movements	—	(4)	(5)	(2)	(11)
Balance as of December 31, 2024	591	—	294	9	894

FINANCING ACTIVITIES

There were no significant financing activities for 2025 and 2024.

FAIR VALUES

As of December 31, 2025, the carrying amounts of all financial assets and liabilities are equal to or approximate their respective fair values as shown in the table at the beginning of this Note, with the exception:

•        Bonds for which fair value is equal to US$38 (2024: US$558);

•        Loan note payable to VEON Amsterdam US$59 (2024: US$—);

•        Lease liabilities for which fair value has not been determined; and

•        Put option liabilities for which the values are determined based on present redemption value.

Fair values are estimated based on quoted market prices for our bonds, derived from market prices or by discounting contractual cash flows at the rate applicable for the instruments with similar maturity and risk profile. Observable inputs (Level 2) used in valuation techniques include interbank interest rates, bond yields, swap curves, basis swap spreads, foreign exchange rates and credit default spreads.

On a quarterly basis, the Group reviews if there are any indicators for a possible transfer between fair value hierarchy levels. This depends on how the Group is able to obtain the underlying input parameters when assessing the fair valuations. During the year ended December 31, 2025 and 2024, there were no transfers between Level 1, Level 2 and Level 3 fair value measurements.

ACCOUNTING POLICIES AND SOURCES OF ESTIMATION UNCERTAINTY

Fair value of financial instruments

All financial assets and liabilities are measured at amortized cost, except those which are measured at fair value as presented within this Note 14.

Where the fair value of financial assets and liabilities recorded in the statement of financial position cannot be derived from active markets, their fair value is determined using valuation techniques, including discounted cash flows models. The inputs to these models are taken from observable markets, but when this is not possible, a degree of judgment is required in establishing fair values. The judgments include considerations regarding inputs such as liquidity risk, credit risk and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments.

Measurement of lease liabilities

Lease liabilities are measured upon initial recognition at the present value of the future lease and related fixed services payments over the lease term, discounted with the country specific incremental borrowing rate as the rate implicit in the lease is generally not available. Subsequently lease liabilities are measured at amortized cost using the effective interest rate method.

A significant portion of the lease contracts included within Group’s lease portfolio includes lease contracts which are extendable through mutual agreement between the Group and the lessor, or lease contracts which are cancellable by the Group immediately or on short notice. The Group includes these cancellable future lease periods within the assessed lease term, which increases the future lease payments used in determining the lease liability upon initial recognition, except when it is not reasonably certain at the commencement of the lease that these will be exercised.

The Group continuously assesses whether a revision of lease terms is required due to a change in management judgment regarding, for example, the exercise of extension and/or termination options. When determining whether an extension option is not reasonably certain to be exercised, the Group considers all relevant facts and circumstances that create an economic incentive to exercise the extension option, or not to exercise a termination option, such as strategic plans, future technology changes, and various economic costs and penalties.

Put-option liabilities

Put options are accounted for as financial liabilities in these consolidated financial statements. The put-option redemption liability is measured at the discounted redemption amount. Interest over the put-option redemption liability will accrue in line with the effective interest rate method, until the options have been exercised or are expired.

Derivative warrant liabilities

The Group does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Group evaluates all of its financial instruments, including issued share purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to IAS 32 Financial Instruments: Presentation (“IAS 32”) and IFRS 9 Financial Instruments (“IFRS 9”). The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

The Group accounts for its 7,666,629 Public Warrants issued in connection with its SPAC Merger as derivative warrant liabilities in accordance with IAS 32 and IFRS 9. Accordingly, the Group recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period. The liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Group’s statements of profit or loss. The fair value of warrants issued by the Group has been estimated using the market price at each measurement date.